Supplemental Information	12 Months Ended
Dec. 31, 2019
Supplemental Information [Abstract]
Supplemental Information	Supplemental Information
The operations, key financial measures, and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services and not as a reduction of sales in their Statements of Operations. This supplemental data is as follows:
Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services business. Financial Services business has been included using the equity method of accounting whereby the net income and net assets of Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying statement of operations, and in “Investments in unconsolidated subsidiaries and affiliates” in the accompanying balance sheets.
Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.
Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.
Certain prior period balances have been reclassified to conform to the current period presentation resulting from the adoption of new accounting pronouncements.

	Statement of Operations
	Industrial Activities			Financial Services
	2019	2018	2017	2019	2018	2017
	(in millions)
Revenues
Net sales	$26,149	$27,831	$25,769	$—	$—	$—
Finance, interest and other income	98	100	122	2,011	1,989	2,028
Total Revenues	$26,247	$27,931	$25,891	$2,011	$1,989	$2,028
Costs and Expenses
Cost of goods sold	$21,832	$22,958	$21,572	$—	$—	$—
Selling, general & administrative expenses	1,998	2,136	2,056	218	215	259
Research and development expenses	1,030	1,061	957	—	—	—
Restructuring expenses	105	61	90	4	—	3
Interest expense	380	468	604	597	558	555
Other, net	187	267	420	737	730	744
Total Costs and Expenses	$25,532	$26,951	$25,699	$1,556	$1,503	$1,561
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	715	980	192	455	486	467
Income tax (expense)	391	(286)	(415)	(120)	(131)	(42)
Equity income of unconsolidated subsidiaries and affiliates	(13)	20	61	26	30	27
Results from intersegment investments	361	385	452	—	—	—
Net income (loss)	$1,454	$1,099	$290	$361	$385	$452

	Balance Sheets
	Industrial Activities		Financial Services
	2019	2018	2019	2018
	(in millions)
ASSETS
Cash and cash equivalents	$4,407	$4,553	$468	$478
Restricted cash	120	—	778	772
Trade receivables, net	416	398	28	34
Financing receivables, net	1,223	1,253	20,657	20,252
Inventories, net	6,907	6,510	175	216
Property, plant and equipment, net	5,268	5,899	1	2
Investments in unconsolidated subsidiaries and affiliates	3,213	3,126	237	219
Equipment under operating leases	51	34	1,806	1,740
Goodwill	2,383	2,301	155	152
Other intangible assets, net	790	774	16	14
Deferred tax assets	1,090	635	178	175
Derivative assets	34	81	47	24
Other assets	2,148	1,707	319	323
TOTAL ASSETS	$28,050	$27,271	$24,865	$24,401
LIABILITIES AND EQUITY
Debt	6,558	6,347	20,748	20,436
Trade payables	5,490	5,771	191	173
Deferred tax liabilities	19	83	286	250
Pension, postretirement and other postemployment benefits	1,558	1,470	20	18
Derivative liability	97	89	32	26
Other liabilities	8,172	8,413	771	681
TOTAL LIABILITIES	$21,894	$22,173	$22,048	$21,584
Equity	6,121	5,068	2,817	2,817
Redeemable noncontrolling interest	35	30	—	—
TOTAL LIABILITIES AND EQUITY	$28,050	$27,271	$24,865	$24,401

	Cash Flow Statements
	Industrial Activities			Financial Services
	2019	2018	2017	2019	2018	2017
	(in millions)
Operating activities:
Net income (loss)	$1,454	$1,099	$290	$361	$385	$452
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	657	699	720	3	4	5
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	310	387	328	245	247	297
(Gain) loss from disposal of assets	(20)	2	—	—	—	—
Loss on repurchase of Notes	27	22	56	—	—	8
Undistributed income (loss) of unconsolidated subsidiaries	51	(93)	(107)	(26)	(31)	(27)
Other non-cash items	151	111	188	58	47	87
Changes in operating assets and liabilities:
Provisions	(85)	(54)	224	(8)	6	(6)
Deferred income taxes	(507)	10	219	35	38	(95)
Trade and financing receivables related to sales, net	(41)	35	147	(414)	(207)	(823)
Inventories, net	(65)	(396)	207	505	508	475
Trade payables	(200)	280	359	18	(8)	8
Other assets and liabilities	(391)	(319)	160	92	46	50
Net cash provided by operating activities	$1,341	$1,783	$2,791	$869	$1,035	$431
Investing activities:
Additions to retail receivables	—	—	—	(4,145)	(4,269)	(4,078)
Collections of retail receivables	—	—	—	4,219	4,016	4,384
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	61	7	17	—	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(633)	(550)	(488)	(4)	(8)	(4)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(568)	(625)	(1,079)	(757)	(719)	(664)
Other	123	720	(275)	(303)	(532)	272
Net cash used in investing activities	$(1,017)	$(448)	$(1,825)	$(990)	$(1,512)	$(90)
Financing activities:
Proceeds from long-term debt	1,315	629	2,006	11,882	15,582	13,890
Payments of long-term debt	(1,204)	(1,684)	(2,580)	(11,721)	(15,237)	(14,222)
Net increase (decrease) in other financial liabilities	(44)	27	(308)	318	359	362
Dividends paid	(283)	(243)	(168)	(384)	(264)	(357)
Other	(57)	(156)	(25)	20	40	46
Net cash provided by (used in) financing activities	(273)	(1,427)	(1,075)	115	480	(281)
Effect of foreign exchange rate changes on cash and cash equivalents	(77)	(256)	361	2	(52)	34
Increase (decrease) in cash and cash equivalents	(26)	(348)	252	(4)	(49)	94
Cash and cash equivalents, beginning of year	4,553	4,901	4,649	1,250	1,299	1,205
Cash and cash equivalents, end of year	$4,527	$4,553	$4,901	$1,246	$1,250	$1,299